                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549



                                  FORM N-CSR


             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES


                  Investment Company Act file number 811-5567


                    Colonial Intermediate High Income Fund
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


               One Financial Center, Boston, Massachusetts 02111
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                         James R. Bordewick, Jr., Esq.
                       Columbia Management Advisors, LLC
                             One Financial Center
                               Boston, MA 02111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 1-617-426-3750


Date of fiscal year end: November 30, 2006


Date of reporting period: May 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders

                                    [GRAPHIC]




                                    [GRAPHIC]





COLONIAL INTERMEDIATE HIGH INCOME FUND
                                                              SEMIANNUAL REPORT

  MAY 31, 2006

[LOGO] Not FDIC Insured May Lose Value
               No Bank Guarantee

                                       [GRAPHIC]




Dear Shareholder:

The US stock and bond markets delivered positive, but modest, returns during the six month period ended May 31, 2006. After a weak fourth quarter, economic growth turned sharply higher in 2006 and job growth was steady, although somewhat slower at the end of the period. Confident consumers continued to pump dollars into US retail markets, despite higher energy prices, which boosted inflation. The housing market continued to cool as mortgage rates moved higher, but housing-market indicators--such as housing starts, sales of existing homes, and house prices--remained strong by historical measures.

In this environment, the US fixed income markets faced the challenge of rising interest rates, especially within the short-and intermediate-maturity ranges and was generally flat for the period. The Federal Reserve Board, in an effort to balance economic growth and the forces of inflation, raised short-term interest rates by one full percentage point during the reporting period. The yield on the 10-year US Treasury note, a bellwether for the bond market, moved up from 4.5% to 5.1%. Lower quality bonds did better than higher quality bonds. In fact, high-yield bonds did better than either stocks or investment-grade bonds. A strong economy favored corporate high-yield bonds, as default rates remained low and corporate profits surprised investors with better-than-expected results. However, that trend showed signs of shifting near the end of the six-month period. The municipal sector generated respectable gains as economic growth helped buoy revenues and stabilize budgets in many states and municipalities. Within the municipal market, high-yield also outperformed high-grade bonds for the period.

In the pages that follow, your fund's manager discusses key factors that influenced performance during this six-month reporting period. We urge you to read this report carefully and to discuss any questions you might have with your financial advisor.

As always, we thank you for choosing Colonial Funds. We look forward to continuing to help you build toward your financial goals.

Sincerely,

/s/ Christopher L. Wilson

Christopher L. Wilson
President, Columbia Funds

Past performance is no guarantee of future results.

Investments in high-yield or "junk" bonds offer the potential for higher income than investments in investment-grade bonds, but also have a higher degree of risk. Changes in economic conditions or other circumstances may adversely effect a high-yield bond issuer's ability to make timely principal and interest payments.

The views expressed in the President's Letter and Portfolio Managers' Report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Colonial Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Colonial Fund. References for specific company securities should not be construed as a recommendation or investment advice.

                                    [GRAPHIC]




Price per share as of 05/31/06 ($)

                              Market price    3.26
                              --------------------
                              Net asset value 3.54
                              --------------------

6-month (cumulative) total return as of 05/31/06 (%)*

                      Market price                    9.44
                      ------------------------------------
                      Net asset value                 3.67
                      ------------------------------------
                      Lipper High Current Yield Funds
                      (Leveraged) Category average    5.53
                      ------------------------------------

Performance is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please call 800-730-6001 for the fund's most recent performance.

Total return based on net asset value reflects changes in the fund's net asset value during each period. Total return based on market value reflects changes to market value. These figures will differ depending on the level of any discount from or premium to during the period.

Distributions declared
per share 12/01/05-05/31/06 ($)

                                      0.19
                                    --------

Quality breakdown
as of 05/31/06 (%)

                         BBB                       1.4
                         -----------------------------
                         BB                       21.8
                         -----------------------------
                         B                        50.8
                         -----------------------------
                         CCC                      13.8
                         -----------------------------
                         CC                        1.0
                         -----------------------------
                         Non-rated                 0.6
                         -----------------------------
                         Equity, Preferred Stocks  2.8
                         -----------------------------
                         Cash equivalents          7.8
                         -----------------------------

Quality breakdown is calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally recognized rating agencies: Standard & Poor's, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings, Ltd. Ratings are relative and subjective and are not absolute standards of quality. The fund's credit quality does not remove market risk.

Top 10 corporate issuers
as of 05/31/06 (%)

                       El Paso**                      2.1
                       ----------------------------------
                       Qwest                          2.1
                       ----------------------------------
                       General Motors                 1.6
                       ----------------------------------
                       Allied Waste North America     1.2
                       ----------------------------------
                       Charter Communications         1.1
                       ----------------------------------
                       Williams Companies             1.0
                       ----------------------------------
                       Dow Jones CDX High Yield Index 1.0
                       ----------------------------------
                       Dobson Cellular Systems        1.0
                       ----------------------------------
                       CSC Holdings                   0.9
                       ----------------------------------
                       Owens-Brockway Glass Container 0.9
                       ----------------------------------

Corporate issuers are calculated as a percentage of total investments.

Portfolio characteristics and holdings are subject to change periodically and may not be representative of current characteristics and holdings.


SUMMARY

..   For the six-month period ended May 31, 2006, Colonial Intermediate High
    Income Fund returned 9.44%, based on its market price. During the period, the fund returned 3.67% based on investment at net asset value. The average return of the Lipper High Current Yield Funds (Leveraged) Category was 5.53%./1/ We believe that the fund may have had more emphasis than its peers on higher quality high-yield bonds, which detracted from relative performance.

..   The fund's emphasis on lower quality bonds early in the period benefited performance, with investments in utilities, energy and wireless telecommunications producing some of the biggest gains. However, we reduced exposure to lower quality bonds as the yield spread between lower and higher quality securities narrowed. This repositioning allowed us to lock in profits, but the timing of the change turned out to be premature as lower quality bonds continued to lead the market.

..   We believe that several factors could be positive for corporate profits and cash flows, including continued economic growth, an orderly softening of the housing market and the possibility that the Federal Reserve Board could be near the end of its rate-rising cycle. However, we also believe that many high-yield issues, particularly those of lower quality, have been afforded excessive valuations and that the yield advantage that lower quality bonds offer, may not provide sufficient compensation for risk. Against this backdrop, the fund's shift in focus to higher quality has the potential to be rewarded if our assessment of market conditions is correct. However, we plan to continue to monitor economic data, and if our outlook changes, we would alter our investment focus accordingly.

PORTFOLIO MANAGEMENT

Gregg R. Smalley, CFA, has managed Colonial Intermediate High Income Fund since June 2000.

Kevin L. Cronk, CFA, has co-managed the fund since February 2003.

Thomas A. LaPointe, CFA, has co-managed the fund since February 2003.

Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in high-yield or "junk" bonds offers the potential for higher income than investments in investment-grade bonds but also have a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments.

-----------
/1/Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.
*See Page 17 for long term returns based on market price.
**Includes affiliated companies.

                                    [GRAPHIC]


    PORTFOLIO MANAGERS' REPORT

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO

May 31, 2006 (Unaudited)


              CORPORATE FIXED-INCOME
                BONDS & NOTES - 119.5%        PAR ($)   VALUE ($)
              ---------------------------------------------------

              BASIC MATERIALS - 9.5%
              CHEMICALS - 6.1%
              AGRICULTURAL CHEMICALS - 1.7%
              IMC Global, Inc.
                 10.875% 08/01/13               310,000   349,525
              Terra Capital, Inc.
                 12.875% 10/15/08               420,000   480,900
              UAP Holding Corp.
                 (a) 07/15/12
                 (10.750% 01/15/08)             295,000   284,675
              United Agri Products
                 8.250% 12/15/11                121,000   130,438
                                                        ---------
                                                        1,245,538
                                                        ---------
              CHEMICALS - DIVERSIFIED - 3.7%
              BCP Crystal US Holdings Corp.
                 9.625% 06/15/14                215,000   236,500
              EquiStar Chemicals LP
                 10.625% 05/01/11               315,000   341,775
              Huntsman International LLC
                 8.125% 01/01/15 (b)            310,000   299,150
              Huntsman LLC
                 11.500% 07/15/12               115,000   130,525
              Ineos Group Holdings PLC
                 7.875% 02/15/16 (b)         EUR220,000   268,518
                 8.500% 02/15/16 (b)         USD265,000   249,431
              Innophos Investments Holdings,
                Inc. PIK,
                 13.170% 02/15/15 (c)           204,857   205,369
              Lyondell Chemical Co.
                 9.625% 05/01/07                390,000   401,213
              NOVA Chemicals Corp.
                 6.500% 01/15/12                440,000   407,000
                 8.405% 11/15/13 (c)            205,000   208,075
                                                        ---------
                                                        2,747,556
                                                        ---------
              CHEMICALS - SPECIALTY - 0.7%
              Chemtura Corp.
                 6.875% 06/01/16                140,000   136,500
              Rhodia SA
                 8.875% 06/01/11                416,000   419,640
                                                        ---------
                                                          556,140
                                                        ---------
                                        Chemicals Total 4,549,234
                                                        ---------
              FOREST PRODUCTS & PAPER - 2.7%
              PAPER & RELATED PRODUCTS - 2.7%
              Abitibi-Consolidated, Inc.
                 8.375% 04/01/15                260,000   248,300
              Boise Cascade LLC
                 7.125% 10/15/14                190,000   172,900
                 7.943% 10/15/12 (c)            315,000   317,363
              Buckeye Technologies, Inc.
                 8.500% 10/01/13                 60,000    58,950

                                               PAR ($) VALUE ($)
               -------------------------------------------------
               Georgia-Pacific Corp.
                  8.000% 01/15/24              530,000   514,100
               Neenah Paper, Inc.
                  7.375% 11/15/14              130,000   120,900
               NewPage Corp.
                  10.000% 05/01/12             250,000   266,875
                  12.000% 05/01/13             105,000   113,400
               Norske Skog
                  8.625% 06/15/11              190,000   189,050
                                                       ---------
                                                       2,001,838
                                                       ---------
                         Forest Products & Paper Total 2,001,838
                                                       ---------
               IRON/STEEL - 0.5%
               STEEL - PRODUCERS - 0.2%
               Steel Dynamics, Inc.
                  9.500% 03/15/09              160,000   166,800
                                                       ---------
                                                         166,800
                                                       ---------
               STEEL - SPECIALTY - 0.3%
               UCAR Finance, Inc.
                  10.250% 02/15/12             215,000   228,975
                                                       ---------
                                                         228,975
                                                       ---------
                                      Iron/Steel Total   395,775
                                                       ---------
               METALS & MINING - 0.2%
               MINING SERVICES - 0.2%
               Hudson Bay Mining & Smelting
                 Co., Ltd.
                  9.625% 01/15/12              105,000   115,500
                                                       ---------
                                                         115,500
                                                       ---------
                                 Metals & Mining Total   115,500
                                                       ---------
                                 BASIC MATERIALS TOTAL 7,062,347
                                                       ---------
               -------------------------------------------------

               COMMUNICATIONS - 26.3%
               MEDIA - 10.5%
               BROADCAST SERVICES/PROGRAMS - 0.6%
               Fisher Communications, Inc.
                  8.625% 09/15/14              190,000   198,075
               XM Satellite Radio, Inc.
                  9.750% 05/01/14 (b)          260,000   241,800
                                                       ---------
                                                         439,875
                                                       ---------
               CABLE TV - 4.5%
               Atlantic Broadband Finance LLC
                  9.375% 01/15/14              305,000   292,800
               Charter Communications Holdings
                 II LLC
                  10.250% 09/15/10             550,000   551,375
               Charter Communications Holdings
                 LLC
                  9.920% 04/01/14              855,000   525,825

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

                CORPORATE FIXED-INCOME
                  BONDS & NOTES (CONTINUED)    PAR ($) VALUE ($)
                ------------------------------------------------

                COMMUNICATIONS (CONTINUED)
                MEDIA (CONTINUED)
                CABLE TV (CONTINUED)
                CSC Holdings, Inc.
                   7.250% 04/15/12 (b)         525,000   518,437
                   7.625% 04/01/11             430,000   434,300
                EchoStar DBS Corp.
                   6.625% 10/01/14             470,000   445,325
                Insight Midwest LP
                   9.750% 10/01/09             275,000   281,875
                Telenet Group Holding NV
                   (a) 06/15/14
                   (11.500% 12/15/08) (b)      368,000   309,120
                                                       ---------
                                                       3,359,057
                                                       ---------
                MULTIMEDIA - 1.3%
                Advanstar Communications, Inc.
                   15.000% 10/15/11            310,000   325,888
                Lamar Media Corp.
                   6.625% 08/15/15             310,000   296,825
                Quebecor Media, Inc.
                   7.750% 03/15/16 (b)         330,000   333,300
                                                       ---------
                                                         956,013
                                                       ---------
                PUBLISHING - NEWSPAPERS - 0.4%
                Hollinger, Inc.
                   11.875% 03/01/11 (b)        122,000   122,000
                   12.875% 03/01/11 (b)        177,000   184,301
                                                       ---------
                                                         306,301
                                                       ---------
                PUBLISHING - PERIODICALS - 2.6%
                Dex Media West LLC
                   9.875% 08/15/13             624,000   681,720
                Dex Media, Inc.
                   (a) 11/15/13
                   (9.000% 11/15/08)           250,000   211,250
                PriMedia, Inc.
                   8.000% 05/15/13             500,000   450,000
                RH Donnelley Corp.
                   8.875% 01/15/16 (b)         290,000   290,725
                WDAC Subsidiary Corp.
                   8.375% 12/01/14 (b)         310,000   304,188
                                                       ---------
                                                       1,937,883
                                                       ---------
                RADIO - 0.5%
                CMP Susquehanna Corp.
                   9.875% 05/15/14 (b)         325,000   316,875
                                                       ---------
                                                         316,875
                                                       ---------
                TELEVISION - 0.6%
                LIN Television Corp.
                   6.500% 05/15/13             195,000   182,812
                Sinclair Broadcast Group, Inc.
                   8.750% 12/15/11             255,000   266,794
                                                       ---------
                                                         449,606
                                                       ---------
                                           Media Total 7,765,610
                                                       ---------

                                                 PAR ($) VALUE ($)
              ----------------------------------------------------
              TELECOMMUNICATION SERVICES - 15.8%
              CELLULAR TELECOMMUNICATIONS - 6.1%
              Digicel Ltd.
                 9.250% 09/01/12 (b)             440,000   463,650
              Dobson Cellular Systems, Inc.
                 8.375% 11/01/11                 400,000   415,500
                 9.875% 11/01/12                 510,000   553,350
              Horizon PCS, Inc.
                 11.375% 07/15/12                190,000   215,413
              iPCS Escrow Co.
                 11.500% 05/01/12                170,000   191,675
              Nextel Communications, Inc.
                 7.375% 08/01/15                 315,000   325,064
              Nextel Partners, Inc.
                 8.125% 07/01/11                 390,000   411,937
              Rogers Cantel, Inc.
                 9.750% 06/01/16                 385,000   448,525
              Rogers Wireless, Inc.
                 8.000% 12/15/12                 225,000   232,875
              Rural Cellular Corp.
                 8.250% 03/15/12                 320,000   331,600
                 9.750% 01/15/10                  65,000    65,975
                 10.899% 11/01/12 (b)(c)         285,000   298,181
              US Unwired, Inc.
                 10.000% 06/15/12                500,000   558,078
                                                         ---------
                                                         4,511,823
                                                         ---------
              SATELLITE TELECOMMUNICATIONS - 2.2%
              Hughes Network Systems LLC/HNS
                Finance Corp.
                 9.500% 04/15/14 (b)             130,000   131,300
              Inmarsat Finance II PLC
                 (a) 11/15/12
                 (10.375% 11/15/08)              460,000   395,600
              Intelsat Bermuda, Ltd.
                 8.250% 01/15/13                 640,000   636,800
              PanAmSat Corp.
                 9.000% 08/15/14                 226,000   235,040
              Zeus Special Subsidiary Ltd.
                 (a) 02/01/15
                 (9.250% 02/01/10) (b)           330,000   237,600
                                                         ---------
                                                         1,636,340
                                                         ---------
              TELECOMMUNICATION EQUIPMENT - 0.4%
              Lucent Technologies, Inc.
                 6.450% 03/15/29                 360,000   314,100
                                                         ---------
                                                           314,100
                                                         ---------
              TELECOMMUNICATION SERVICES - 1.9%
              Embarq Corp.
                 7.082% 06/01/16                 165,000   165,514
                 7.995% 06/01/36                 165,000   166,011
              Nordic Telephone Co. Holdings ApS
                 8.250% 05/01/16 (b)             240,000   315,993
                 8.875% 05/01/16 (b)             100,000   104,000
              Syniverse Technologies, Inc.
                 7.750% 08/15/13                 260,000   259,350
              Time Warner Telecom Holdings, Inc.
                 9.250% 02/15/14                 395,000   421,663
                                                         ---------
                                                         1,432,531
                                                         ---------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

             CORPORATE FIXED-INCOME
               BONDS & NOTES (CONTINUED)         PAR ($) VALUE ($)
             ------------------------------------------------------

             COMMUNICATIONS (CONTINUED)
             MEDIA (CONTINUED)
             TELEPHONE - INTEGRATED - 4.7%
             Axtel SA de CV
                11.000% 12/15/13                  73,000     82,034
             Cincinnati Bell, Inc.
                7.000% 02/15/15                  585,000    567,450
             Citizens Communications Co.
                9.000% 08/15/31                  515,000    538,819
             Qwest Capital Funding, Inc.
                6.875% 07/15/28                  710,000    623,025
             Qwest Communications International,
               Inc.
                7.500% 02/15/14                  440,000    435,050
             Qwest Corp.
                7.500% 06/15/23                  505,000    484,800
                8.875% 03/15/12                  525,000    563,062
             US LEC Corp.
                13.620% 10/01/09 (c)             225,000    241,594
                                                         ----------
                                                          3,535,834
                                                         ----------
             WIRELESS EQUIPMENT - 0.5%
             American Towers, Inc.
                7.250% 12/01/11                  335,000    343,375
                                                         ----------
                                                            343,375
                                                         ----------
                        Telecommunication Services Total 11,774,003
                                                         ----------
                                    COMMUNICATIONS TOTAL 19,539,613
                                                         ----------
             ------------------------------------------------------

             CONSUMER CYCLICAL - 21.8%
             AIRLINES - 0.6%
             AIRLINES - 0.6%
             Continental Airlines, Inc.
                7.568% 12/01/06                  475,000    475,000
                                                         ----------
                                                            475,000
                                                         ----------
                                          Airlines Total    475,000
                                                         ----------
             APPAREL - 1.7%
             APPAREL MANUFACTURERS - 1.7%
             Broder Brothers Co.
                11.250% 10/15/10                 235,000    222,663
             Levi Strauss & Co.
                9.750% 01/15/15                  550,000    570,625
             Phillips-Van Heusen Corp.
                7.250% 02/15/11                  370,000    371,850
                8.125% 05/01/13                   60,000     62,100
                                                         ----------
                                                          1,227,238
                                                         ----------
                                           Apparel Total  1,227,238
                                                         ----------
             AUTO MANUFACTURERS - 0.3%
             AUTO - CARS/LIGHT TRUCKS - 0.3%
             General Motors Corp.
                8.375% 07/15/33                  265,000    201,400
                                                         ----------
                                                            201,400
                                                         ----------
                                Auto Manufacturers Total    201,400
                                                         ----------

                                                 PAR ($) VALUE ($)
              ----------------------------------------------------
              AUTO PARTS & EQUIPMENT - 2.1%
              AUTO/TRUCK PARTS & EQUIPMENT - ORIGINAL - 0.5%
              TRW Automotive, Inc.
                 9.375% 02/15/13                 320,000   345,600
                                                         ---------
                                                           345,600
                                                         ---------
              AUTO/TRUCK PARTS & EQUIPMENT -
                REPLACEMENT - 0.7%
              Commercial Vehicle Group
                 8.000% 07/01/13                 310,000   305,350
              Rexnord Corp.
                 10.125% 12/15/12                200,000   220,000
                                                         ---------
                                                           525,350
                                                         ---------
              RUBBER - TIRES - 0.9%
              Goodyear Tire & Rubber Co.
                 9.000% 07/01/15                 695,000   708,900
                                                         ---------
                                                           708,900
                                                         ---------
                            Auto Parts & Equipment Total 1,579,850
                                                         ---------
              DISTRIBUTION/WHOLESALE - 0.3%
              DISTRIBUTION/WHOLESALE - 0.3%
              Buhrmann US, Inc.
                 7.875% 03/01/15                 230,000   230,575
                                                         ---------
                                                           230,575
                                                         ---------
                            Distribution/Wholesale Total   230,575
                                                         ---------
              ENTERTAINMENT - 1.9%
              GAMBLING (NON-HOTEL) - 0.5%
              Global Cash Access LLC
                 8.750% 03/15/12                 332,000   351,920
                                                         ---------
                                                           351,920
                                                         ---------
              MUSIC - 0.8%
              Steinway Musical Instruments, Inc.
                 7.000% 03/01/14 (b)             260,000   254,475
              Warner Music Group
                 7.375% 04/15/14                 390,000   386,100
                                                         ---------
                                                           640,575
                                                         ---------
              RESORTS/THEME PARKS - 0.6%
              Six Flags, Inc.
                 9.625% 06/01/14                 430,000   426,775
                                                         ---------
                                                           426,775
                                                         ---------
                                     Entertainment Total 1,419,270
                                                         ---------
              HOME BUILDERS - 1.3%
              BUILDING - RESIDENTIAL/COMMERCIAL - 1.3%
              D.R. Horton, Inc.
                 9.750% 09/15/10                 415,000   463,982
              K. Hovnanian Enterprises, Inc.
                 6.375% 12/15/14                 310,000   280,937
                 8.875% 04/01/12                 170,000   175,738
              Standard Pacific Corp.
                 9.250% 04/15/12                  75,000    76,500
                                                         ---------
                                                           997,157
                                                         ---------
                                     Home Builders Total   997,157
                                                         ---------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

              CORPORATE FIXED-INCOME
                BONDS & NOTES (CONTINUED)       PAR ($) VALUE ($)
              ---------------------------------------------------

              CONSUMER CYCLICAL (CONTINUED)
              HOME FURNISHINGS - 0.5%
              HOME FURNISHINGS - 0.5%
              Sealy Mattress Co.
                 8.250% 06/15/14                330,000   344,850
                                                        ---------
                                                          344,850
                                                        ---------
                                 Home Furnishings Total   344,850
                                                        ---------
              LEISURE TIME - 0.8%
              LEISURE & RECREATIONAL PRODUCTS - 0.3%
              K2, Inc.
                 7.375% 07/01/14                245,000   241,325
                                                        ---------
                                                          241,325
                                                        ---------
              RECREATIONAL CENTERS - 0.5%
              Town Sports International, Inc.
                 (a) 02/01/14
                 (11.000% 02/01/09)             440,000   349,250
                                                        ---------
                                                          349,250
                                                        ---------
                                     Leisure Time Total   590,575
                                                        ---------
              LODGING - 8.5%
              CASINO HOTELS - 8.1%
              CCM Merger, Inc.
                 8.000% 08/01/13 (b)            480,000   462,000
              Chukchansi Economic Development
                Authority
                 8.780% 11/15/12 (b)(c)         275,000   280,500
              Circus & Eldorado/Silver Legacy
                Capital Corp.
                 10.125% 03/01/12               300,000   318,750
              Eldorado Casino Shreveport
                 10.000% 08/01/12               761,933   609,546
              Galaxy Entertainment Finance Co.,
                Ltd.
                 9.875% 12/15/12 (b)            290,000   301,600
              Greektown Holdings LLC
                 10.750% 12/01/13 (b)           385,000   408,100
              Hard Rock Hotel, Inc.
                 8.875% 06/01/13                520,000   564,200
              Inn of the Mountain Gods Resort &
                Casino
                 12.000% 11/15/10               150,000   161,625
              Kerzner International Ltd.
                 6.750% 10/01/15                475,000   501,125
              MGM Mirage
                 6.000% 10/01/09                270,000   264,600
                 6.750% 09/01/12                480,000   472,200
                 8.500% 09/15/10                115,000   121,756
              Mohegan Tribal Gaming Authority
                 6.125% 02/15/13                210,000   199,763
              Pinnacle Entertainment, Inc.
                 8.250% 03/15/12                575,000   589,375

                                              PAR ($) VALUE ($)
               -------------------------------------------------
               Station Casinos, Inc.
                  6.000% 04/01/12             390,000    372,450
               Wynn Las Vegas LLC
                  6.625% 12/01/14             450,000    428,625
                                                      ----------
                                                       6,056,215
                                                      ----------
               HOTELS & MOTELS - 0.4%
               Hilton Hotels Corp.
                  7.500% 12/15/17             260,000    270,441
                                                      ----------
                                                         270,441
                                                      ----------
                                        Lodging Total  6,326,656
                                                      ----------
               RETAIL - 3.5%
               RETAIL - AUTOMOBILES - 0.8%
               Asbury Automotive Group, Inc.
                  8.000% 03/15/14             360,000    358,650
               AutoNation, Inc.
                  7.000% 04/15/14 (b)         140,000    138,600
                  7.045% 04/15/13 (b)(c)       85,000     86,275
                                                      ----------
                                                         583,525
                                                      ----------
               RETAIL - DRUG STORES - 0.4%
               Rite Aid Corp.
                  7.500% 01/15/15             270,000    265,275
                                                      ----------
                                                         265,275
                                                      ----------
               RETAIL - HOME FURNISHINGS - 0.5%
               Tempur-Pedic, Inc.
                  10.250% 08/15/10            382,000    409,695
                                                      ----------
                                                         409,695
                                                      ----------
               RETAIL - PROPANE DISTRIBUTORS - 1.1%
               AmeriGas Partners LP
                  7.125% 05/20/16             280,000    269,500
               Ferrellgas Partners LP
                  8.750% 06/15/12             300,000    305,250
               Inergy LP/Inergy Finance Corp.
                  8.250% 03/01/16             240,000    246,000
                                                      ----------
                                                         820,750
                                                      ----------
               RETAIL - RESTAURANTS - 0.7%
               Dave & Buster's, Inc.
                  11.250% 03/15/14 (b)        230,000    232,300
               Landry's Restaurants, Inc.
                  7.500% 12/15/14             305,000    287,462
                                                      ----------
                                                         519,762
                                                      ----------
                                         Retail Total  2,599,007
                                                      ----------
               TEXTILES - 0.3%
               TEXTILE - PRODUCTS - 0.3%
               INVISTA
                  9.250% 05/01/12 (b)         235,000    249,100
                                                      ----------
                                                         249,100
                                                      ----------
                                       Textiles Total    249,100
                                                      ----------
                              CONSUMER CYCLICAL TOTAL 16,240,678
                                                      ----------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

               CORPORATE FIXED-INCOME
                 BONDS & NOTES (CONTINUED)      PAR ($) VALUE ($)
               --------------------------------------------------

               CONSUMER NON-CYCLICAL - 18.9%
               AGRICULTURE - 0.7%
               TOBACCO - 0.7%
               Alliance One International, Inc.
                  11.000% 05/15/12              265,000   252,744
               Reynolds American, Inc.
                  7.625% 06/01/16 (b)(d)        235,000   234,412
                                                        ---------
                                                          487,156
                                                        ---------
                                      Agriculture Total   487,156
                                                        ---------
               BEVERAGES - 0.7%
               BEVERAGES - NON-ALCOHOLIC - 0.4%
               Cott Beverages, Inc.
                  8.000% 12/15/11               270,000   270,675
                                                        ---------
                                                          270,675
                                                        ---------
               BEVERAGES - WINE/SPIRITS - 0.3%
               Constellation Brands, Inc.
                  8.125% 01/15/12               245,000   253,575
                                                        ---------
                                                          253,575
                                                        ---------
                                        Beverages Total   524,250
                                                        ---------
               BIOTECHNOLOGY - 0.5%
               MEDICAL-BIOMEDICAL/GENE - 0.5%
               Bio-Rad Laboratories, Inc.
                  7.500% 08/15/13               375,000   379,688
                                                        ---------
                                                          379,688
                                                        ---------
                                    Biotechnology Total   379,688
                                                        ---------
               COMMERCIAL SERVICES - 5.9%
               COMMERCIAL SERVICES - 0.5%
               Iron Mountain, Inc.
                  7.750% 01/15/15               350,000   350,000
                                                        ---------
                                                          350,000
                                                        ---------
               COMMERCIAL SERVICES - FINANCE - 0.3%
               Dollar Financial Group, Inc.
                  9.750% 11/15/11               190,000   204,250
                                                        ---------
                                                          204,250
                                                        ---------
               CONSULTING SERVICES - 0.3%
               FTI Consulting
                  7.625% 06/15/13               200,000   204,000
                                                        ---------
                                                          204,000
                                                        ---------
               FUNERAL SERVICES & RELATED ITEMS - 0.6%
               Service Corp. International/US
                  6.750% 04/01/16               230,000   217,638
                  7.700% 04/15/09               240,000   244,800
                                                        ---------
                                                          462,438
                                                        ---------
               PRINTING-COMMERCIAL - 0.7%
               Quebecor World Capital Corp.
                  8.750% 03/15/16 (b)           330,000   309,658

                                                 PAR ($) VALUE ($)
              ----------------------------------------------------
              Sheridan Group
                 10.250% 08/15/11                210,000   214,200
                                                         ---------
                                                           523,858
                                                         ---------
              PRIVATE CORRECTIONS - 0.9%
              Corrections Corp. of America
                 6.250% 03/15/13                 360,000   342,000
              GEO Group, Inc.
                 8.250% 07/15/13                 355,000   362,987
                                                         ---------
                                                           704,987
                                                         ---------
              RENTAL AUTO/EQUIPMENT - 2.6%
              Ashtead Holdings PLC
                 8.625% 08/01/15 (b)             350,000   356,562
              Avis Budget Car Rental LLC
                 7.625% 05/15/14 (b)             210,000   212,100
                 7.750% 05/15/16 (b)             145,000   146,450
              Hertz Corp.
                 8.875% 01/01/14 (b)             330,000   345,675
              NationsRent, Inc.
                 9.500% 10/15/10                 435,000   467,625
              United Rentals North America, Inc.
                 6.500% 02/15/12                 295,000   283,938
                 7.750% 11/15/13                 150,000   148,125
                                                         ---------
                                                         1,960,475
                                                         ---------
                               Commercial Services Total 4,410,008
                                                         ---------
              COSMETICS/PERSONAL CARE - 0.8%
              COSMETICS & TOILETRIES - 0.8%
              DEL Laboratories, Inc.
                 8.000% 02/01/12                 290,000   242,875
              Elizabeth Arden, Inc.
                 7.750% 01/15/14                 360,000   361,800
                                                         ---------
                                                           604,675
                                                         ---------
                           Cosmetics/Personal Care Total   604,675
                                                         ---------
              FOOD - 1.7%
              FOOD - CONFECTIONERY - 0.2%
              Merisant Co.
                 9.500% 07/15/13                 215,000   147,275
                                                         ---------
                                                           147,275
                                                         ---------
              FOOD - MISCELLANEOUS/DIVERSIFIED - 1.4%
              Dole Food Co., Inc.
                 8.625% 05/01/09                 372,000   366,420
              Pinnacle Foods Holding Corp.
                 8.250% 12/01/13                 470,000   465,300
              Reddy Ice Holdings, Inc.
                 (a) 11/01/12
                 (10.500% 11/01/08)              230,000   192,050
                                                         ---------
                                                         1,023,770
                                                         ---------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

                CORPORATE FIXED-INCOME
                  BONDS & NOTES (CONTINUED)    PAR ($) VALUE ($)
                ------------------------------------------------

                CONSUMER NON-CYCLICAL (CONTINUED)
                FOOD (CONTINUED)
                FOOD - RETAIL - 0.1%
                Stater Brothers Holdings, Inc.
                   8.125% 06/15/12             130,000   130,000
                                                       ---------
                                                         130,000
                                                       ---------
                                            Food Total 1,301,045
                                                       ---------
                HEALTHCARE SERVICES - 3.6%
                DIALYSIS CENTERS - 0.4%
                DaVita, Inc.
                   7.250% 03/15/15             325,000   317,687
                                                       ---------
                                                         317,687
                                                       ---------
                MEDICAL - HMO - 0.5%
                Coventry Health Care, Inc.
                   8.125% 02/15/12             340,000   355,284
                                                       ---------
                                                         355,284
                                                       ---------
                MEDICAL - HOSPITALS - 1.4%
                HCA, Inc.
                   7.875% 02/01/11             370,000   383,848
                Tenet Healthcare Corp.
                   9.875% 07/01/14             630,000   641,025
                                                       ---------
                                                       1,024,873
                                                       ---------
                MEDICAL - OUTPATIENT/HOME MEDICAL - 0.2%
                Select Medical Corp.
                   7.625% 02/01/15             205,000   182,963
                                                       ---------
                                                         182,963
                                                       ---------
                MRI/MEDICAL DIAGNOSTIC IMAGING - 0.3%
                MedQuest, Inc.
                   11.875% 08/15/12            145,000   131,225
                MQ Associates, Inc.
                   (a) 08/15/12
                   (12.250% 08/15/08)          210,000    81,900
                                                       ---------
                                                         213,125
                                                       ---------
                PHYSICIAN PRACTICE MANAGEMENT - 0.8%
                US Oncology Holdings, Inc.
                   10.320% 03/15/15 (c)        145,000   147,356
                US Oncology, Inc.
                   9.000% 08/15/12             390,000   411,450
                                                       ---------
                                                         558,806
                                                       ---------
                             Healthcare Services Total 2,652,738
                                                       ---------
                HOUSEHOLD PRODUCTS/WARES - 1.9%
                CONSUMER PRODUCTS - MISCELLANEOUS - 1.5%
                American Greetings Corp.
                   7.375% 06/01/16             180,000   182,250
                Amscan Holdings, Inc.
                   8.750% 05/01/14             320,000   290,400
                Jostens IH Corp.
                   7.625% 10/01/12             300,000   295,500

                                               PAR ($) VALUE ($)
               --------------------------------------------------
               Scotts Miracle-Gro Co., Class A
                  6.625% 11/15/13              380,000    370,975
                                                       ----------
                                                        1,139,125
                                                       ----------
               OFFICE SUPPLIES & FORMS - 0.4%
               ACCO Brands Corp.
                  7.625% 08/15/15              270,000    258,525
                                                       ----------
                                                          258,525
                                                       ----------
                        Household Products/Wares Total  1,397,650
                                                       ----------
               PHARMACEUTICALS - 3.1%
               MEDICAL - DRUGS - 1.1%
               Elan Finance PLC
                  7.750% 11/15/11              505,000    496,162
               Warner Chilcott Corp.
                  8.750% 02/01/15              300,000    300,750
                                                       ----------
                                                          796,912
                                                       ----------
               MEDICAL - GENERIC DRUGS - 0.6%
               Mylan Laboratories, Inc.
                  6.375% 08/15/15              445,000    429,425
                                                       ----------
                                                          429,425
                                                       ----------
               MEDICAL - WHOLESALE DRUG DISTRIBUTION - 0.9%
               AmerisourceBergen Corp.
                  5.875% 09/15/15 (b)          225,000    217,162
               Nycomed A/S, PIK,
                  11.750% 09/15/13 (b)         341,257    456,153
                                                       ----------
                                                          673,315
                                                       ----------
               PHARMACY SERVICES - 0.2%
               Omnicare, Inc.
                  6.750% 12/15/13              170,000    164,900
                                                       ----------
                                                          164,900
                                                       ----------
               VITAMINS & NUTRITION PRODUCTS - 0.3%
               NBTY, Inc.
                  7.125% 10/01/15              265,000    254,400
                                                       ----------
                                                          254,400
                                                       ----------
                                 Pharmaceuticals Total  2,318,952
                                                       ----------
                           CONSUMER NON-CYCLICAL TOTAL 14,076,162
                                                       ----------
               --------------------------------------------------
               ENERGY - 11.8%
               COAL - 1.2%
               COAL - 1.2%
               Arch Western Finance LLC
                  6.750% 07/01/13              415,000    404,625
               Massey Energy Co.
                  6.875% 12/15/13 (b)          535,000    512,262
                                                       ----------
                                                          916,887
                                                       ----------
                                            Coal Total    916,887
                                                       ----------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

               CORPORATE FIXED-INCOME
                 BONDS & NOTES (CONTINUED)      PAR ($) VALUE ($)
               --------------------------------------------------

               ENERGY (CONTINUED)
               OIL & GAS - 4.5%
               OIL & GAS DRILLING - 0.3%
               Pride International, Inc.
                  7.375% 07/15/14               220,000   224,950
                                                        ---------
                                                          224,950
                                                        ---------
               OIL COMPANIES - EXPLORATION & PRODUCTION - 3.4%
               Chesapeake Energy Corp.
                  6.375% 06/15/15               145,000   136,663
                  7.500% 06/15/14               370,000   377,400
               Compton Petroleum Corp.
                  7.625% 12/01/13               310,000   302,250
               Delta Petroleum Corp.
                  7.000% 04/01/15               110,000   101,200
               Forest Oil Corp.
                  8.000% 12/15/11               220,000   229,900
               Magnum Hunter Resources, Inc.
                  9.600% 03/15/12               283,000   302,102
               Newfield Exploration Co.
                  6.625% 04/15/16               255,000   244,162
               Pogo Producing Co.
                  6.625% 03/15/15               225,000   213,750
               Quicksilver Resources, Inc.
                  7.125% 04/01/16               205,000   196,288
               Whiting Petroleum Corp.
                  7.250% 05/01/12               450,000   441,562
                                                        ---------
                                                        2,545,277
                                                        ---------
               OIL REFINING & MARKETING - 0.8%
               Premcor Refining Group, Inc.
                  7.500% 06/15/15               235,000   244,400
               Tesoro Corp.
                  6.625% 11/01/15 (b)           325,000   313,625
                                                        ---------
                                                          558,025
                                                        ---------
                                        Oil & Gas Total 3,328,252
                                                        ---------
               OIL & GAS SERVICES - 0.8%
               OIL-FIELD SERVICES - 0.8%
               Hornbeck Offshore Services, Inc.
                 Series B,
                  6.125% 12/01/14               365,000   338,538
               Newpark Resources, Inc.
                  8.625% 12/15/07               270,000   270,000
                                                        ---------
                                                          608,538
                                                        ---------
                               Oil & Gas Services Total   608,538
                                                        ---------
               PIPELINES - 5.3%
               PIPELINES - 5.3%
               Atlas Pipeline Partners LP
                  8.125% 12/15/15 (b)           235,000   241,462
               Colorado Interstate Gas Co.
                  6.800% 11/15/15 (b)           460,000   462,300
               El Paso Corp.
                  7.625% 09/01/08 (b)           215,000   218,763

                                                 PAR ($)  VALUE ($)
             ------------------------------------------------------
             Northwest Pipeline Corp.
                8.125% 03/01/10                   130,000   136,663
             Pacific Energy Partners LP/Pacific
               Energy Finance Corp.
                6.250% 09/15/15                   410,000   381,300
             Sonat, Inc.
                7.625% 07/15/11                 1,160,000 1,175,950
             Southern Natural Gas Co.
                8.875% 03/15/10                   250,000   265,937
             Williams Companies, Inc.
                6.375% 10/01/10 (b)               860,000   861,075
                8.125% 03/15/12                   165,000   174,694
                                                          ---------
                                                          3,918,144
                                                          ---------
                                          Pipelines Total 3,918,144
                                                          ---------
                                             ENERGY TOTAL 8,771,821
                                                          ---------
             ------------------------------------------------------
             FINANCIALS - 6.2%
             DIVERSIFIED FINANCIAL SERVICES - 5.1%
             FINANCE - AUTO LOANS - 2.7%
             Ford Motor Credit Co.
                7.375% 02/01/11                   630,000   567,830
             General Motors Acceptance Corp.
                6.875% 09/15/11                   685,000   644,747
                8.000% 11/01/31                   865,000   813,100
                                                          ---------
                                                          2,025,677
                                                          ---------
             FINANCE - INVESTMENT BANKER/BROKER - 1.0%
             E*Trade Financial Corp.
                8.000% 06/15/11                   365,000   378,687
             LaBranche & Co., Inc.
                11.000% 05/15/12                  345,000   378,638
                                                          ---------
                                                            757,325
                                                          ---------
             SPECIAL PURPOSE ENTITY - 1.4%
             Dow Jones CDX High Yield Index
                8.750% 12/29/10 (b)               970,000 1,008,090
                                                          ---------
                                                          1,008,090
                                                          ---------
                     Diversified Financial Services Total 3,791,092
                                                          ---------
             REAL ESTATE INVESTMENT TRUSTS - 1.1%
             REITS - HOTELS - 0.7%
             Host Marriott LP
                6.750% 06/01/16 (b)               510,000   497,250
                                                          ---------
                                                            497,250
                                                          ---------
             REITS - REGIONAL MALLS - 0.4%
             Rouse Co. LP/TRC Co-Issuer, Inc.
                6.750% 05/01/13 (b)               325,000   322,910
                                                          ---------
                                                            322,910
                                                          ---------
                      Real Estate Investment Trusts Total   820,160
                                                          ---------
                                         FINANCIALS TOTAL 4,611,252
                                                          ---------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

               CORPORATE FIXED-INCOME
                 BONDS & NOTES (CONTINUED)      PAR ($) VALUE ($)
               --------------------------------------------------
               INDUSTRIALS - 18.1%
               AEROSPACE & DEFENSE - 1.9%
               AEROSPACE/DEFENSE - EQUIPMENT - 1.4%
               BE Aerospace, Inc.
                  8.500% 10/01/10               375,000   398,437
               Sequa Corp.
                  8.875% 04/01/08               185,000   193,325
                  9.000% 08/01/09               160,000   169,600
               TransDigm, Inc.
                  8.375% 07/15/11               250,000   265,625
                                                        ---------
                                                        1,026,987
                                                        ---------
               ELECTRONICS - MILITARY - 0.5%
               L-3 Communications Corp.
                  5.875% 01/15/15               105,000    96,075
                  6.375% 10/15/15               285,000   270,038
                                                        ---------
                                                          366,113
                                                        ---------
                              Aerospace & Defense Total 1,393,100
                                                        ---------
               BUILDING MATERIALS - 1.3%
               BUILDING & CONSTRUCTION
                 PRODUCTS - MISCELLANEOUS - 0.5%
               Nortek, Inc.
                  8.500% 09/01/14               200,000   201,000
               NTK Holdings, Inc.
                  (a) 03/01/14
                  (10.750% 09/01/09)            235,000   178,012
                                                        ---------
                                                          379,012
                                                        ---------
               BUILDING PRODUCTS - AIR & HEATING -
                 0.4%
               Goodman Global Holding Co., Inc.
                  7.875% 12/15/12               290,000   283,475
                                                        ---------
                                                          283,475
                                                        ---------
               BUILDING PRODUCTS - CEMENT/AGGREGATION - 0.4%
               RMCC Acquisition Co.
                  9.500% 11/01/12 (b)           265,000   275,600
                                                        ---------
                                                          275,600
                                                        ---------
                               Building Materials Total   938,087
                                                        ---------
               ELECTRONICS - 0.4%
               ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.4%
               Flextronics International Ltd.
                  6.250% 11/15/14               305,000   290,513
                                                        ---------
                                                          290,513
                                                        ---------
                                      Electronics Total   290,513
                                                        ---------
               ENGINEERING & CONSTRUCTION - 0.6%
               BUILDING & CONSTRUCTION - MISCELLANEOUS - 0.6%
               J. Ray McDermott SA
                  11.500% 12/15/13 (b)          365,000   433,328
                                                        ---------
                                                          433,328
                                                        ---------
                       Engineering & Construction Total   433,328
                                                        ---------

                                                PAR ($) VALUE ($)
               --------------------------------------------------
               ENVIRONMENTAL CONTROL - 1.7%
               NON-HAZARDOUS WASTE DISPOSAL - 1.6%
               Allied Waste North America, Inc.
                  7.125% 05/15/16 (b)           585,000   570,375
                  7.875% 04/15/13               590,000   603,275
                                                        ---------
                                                        1,173,650
                                                        ---------
               RECYCLING - 0.1%
               Aleris International, Inc.
                  9.000% 11/15/14               120,000   125,400
                                                        ---------
                                                          125,400
                                                        ---------
                            Environmental Control Total 1,299,050
                                                        ---------
               MACHINERY - CONSTRUCTION & MINING - 0.4%
               MACHINERY - CONSTRUCTION & MINING - 0.4%
               Terex Corp.
                  7.375% 01/15/14               330,000   333,300
                                                        ---------
                                                          333,300
                                                        ---------
                Machinery - Construction & Mining Total   333,300
                                                        ---------
               MACHINERY - DIVERSIFIED - 0.9%
               MACHINERY - GENERAL INDUSTRY - 0.5%
               Douglas Dynamics LLC
                  7.750% 01/15/12 (b)           240,000   230,400
               Manitowoc Co., Inc.
                  7.125% 11/01/13               165,000   167,888
                                                        ---------
                                                          398,288
                                                        ---------
               MACHINERY - MATERIAL HANDLING - 0.4%
               Columbus McKinnon Corp.
                  8.875% 11/01/13               255,000   263,925
                                                        ---------
                                                          263,925
                                                        ---------
                          Machinery - Diversified Total   662,213
                                                        ---------
               METAL FABRICATE/HARDWARE - 0.9%
               METAL PROCESSORS & FABRICATION - 0.9%
               Mueller Group, Inc.
                  10.000% 05/01/12              225,000   245,531
               Mueller Holdings, Inc.
                  (a) 04/15/14
                  (14.750% 04/15/09)            270,000   226,800
               TriMas Corp.
                  9.875% 06/15/12               205,000   196,800
                                                        ---------
                                                          669,131
                                                        ---------
                         Metal Fabricate/Hardware Total   669,131
                                                        ---------
               MISCELLANEOUS MANUFACTURING - 2.8%
               DIVERSIFIED MANUFACTURING OPERATORS - 2.0%
               Bombardier, Inc.
                  6.300% 05/01/14 (b)           640,000   578,400
               J.B. Poindexter & Co.
                  8.750% 03/15/14               270,000   225,450
               Koppers Industries, Inc.
                  9.875% 10/15/13               236,000   259,600

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

              CORPORATE FIXED-INCOME
                BONDS & NOTES (CONTINUED)      PAR ($)   VALUE ($)
              ----------------------------------------------------
              INDUSTRIALS (CONTINUED)
              MISCELLANEOUS MANUFACTURING (CONTINUED)
              DIVERSIFIED MANUFACTURING OPERATORS (CONTINUED)
              Trinity Industries, Inc.
                 6.500% 03/15/14                 445,000   425,531
                                                         ---------
                                                         1,488,981
                                                         ---------
              MISCELLANEOUS MANUFACTURING - 0.8%
              Nutro Products, Inc.
                 10.750% 04/15/14 (b)            350,000   357,875
              Samsonite Corp.
                 8.875% 06/01/11                 265,000   277,919
                                                         ---------
                                                           635,794
                                                         ---------
                       Miscellaneous Manufacturing Total 2,124,775
                                                         ---------
              PACKAGING & CONTAINERS - 3.8%
              CONTAINERS - METAL/GLASS - 2.0%
              Crown Americas LLC & Crown
                Americas Capital Corp.
                 7.750% 11/15/15 (b)             410,000   413,075
              Owens-Brockway Glass Container,
                Inc.
                 8.250% 05/15/13                 900,000   914,625
              Owens-Illinois, Inc.
                 7.500% 05/15/10                 140,000   139,125
                                                         ---------
                                                         1,466,825
                                                         ---------
              CONTAINERS - PAPER/PLASTIC - 1.8%
              Consolidated Container Co., LLC
                 (a) 06/15/09
                 (10.750% 06/15/07)              240,000   225,000
              Jefferson Smurfit Corp.
                 8.250% 10/01/12                 450,000   425,250
                 PIK,
                 11.500% 10/01/15 (b)         EUR268,197   347,120
              MDP Acquisitions PLC
                 9.625% 10/01/12              USD365,000   382,337
                                                         ---------
                                                         1,379,707
                                                         ---------
                            Packaging & Containers Total 2,846,532
                                                         ---------
              TRANSPORTATION - 3.4%
              TRANSPORTATION - MARINE - 1.5%
              Ship Finance International Ltd.
                 8.500% 12/15/13                 560,000   528,500
              Stena AB
                 7.500% 11/01/13                 555,000   548,062
                                                         ---------
                                                         1,076,562
                                                         ---------
              TRANSPORTATION - RAILROAD - 0.7%
              TFM SA de CV
                 9.375% 05/01/12                 375,000   401,719
                 12.500% 06/15/12                100,000   110,125
                                                         ---------
                                                           511,844
                                                         ---------

                                              PAR ($) VALUE ($)
                ------------------------------------------------
                TRANSPORTATION - SERVICES - 0.9%
                CHC Helicopter Corp.
                   7.375% 05/01/14            450,000    444,937
                PHI, Inc.
                   7.125% 04/15/13 (b)        260,000    253,500
                                                      ----------
                                                         698,437
                                                      ----------
                TRANSPORTATION - TRUCKS - 0.3%
                QDI LLC
                   9.000% 11/15/10            225,000    213,188
                                                      ----------
                                                         213,188
                                                      ----------
                                 Transportation Total  2,500,031
                                                      ----------
                                    INDUSTRIALS TOTAL 13,490,060
                                                      ----------
                ------------------------------------------------
                TECHNOLOGY - 1.1%
                OFFICE/BUSINESS EQUIPMENT - 0.6%
                OFFICE AUTOMATION & EQUIPMENT - 0.6%
                Xerox Corp.
                   6.400% 03/15/16            100,000     96,375
                   7.125% 06/15/10            345,000    354,056
                                                      ----------
                                                         450,431
                                                      ----------
                      Office/Business Equipment Total    450,431
                                                      ----------
                SEMICONDUCTORS - 0.5%
                ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.5%
                Amkor Technology, Inc.
                   9.250% 06/01/16            200,000    192,750
                Freescale Semiconductor, Inc.
                   6.875% 07/15/11            200,000    202,750
                                                      ----------
                                                         395,500
                                                      ----------
                                 Semiconductors Total    395,500
                                                      ----------
                                     TECHNOLOGY TOTAL    845,931
                                                      ----------
                ------------------------------------------------
                UTILITIES - 5.8%
                ELECTRIC - 5.8%
                ELECTRIC - GENERATION - 1.6%
                AES Corp.
                   9.000% 05/15/15 (b)        110,000    118,525
                   9.500% 06/01/09            460,000    492,200
                Edison Mission Energy
                   7.730% 06/15/09            585,000    600,356
                                                      ----------
                                                       1,211,081
                                                      ----------
                ELECTRIC - INTEGRATED - 1.8%
                CMS Energy Corp.
                   6.875% 12/15/15            200,000    194,750
                   8.500% 04/15/11            125,000    131,563
                Nevada Power Co.
                   9.000% 08/15/13            120,000    131,305
                   10.875% 10/15/09           221,000    236,609
                Sierra Pacific Resources
                   6.750% 08/15/17            355,000    347,900

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

           CORPORATE FIXED-INCOME
             BONDS & NOTES (CONTINUED)             PAR ($) VALUE ($)
           ----------------------------------------------------------
           UTILITIES (CONTINUED)
           ELECTRIC (CONTINUED)
           ELECTRIC - INTEGRATED (CONTINUED)
           TECO Energy, Inc.
              7.000% 05/01/12                      255,000    258,825
                                                           ----------
                                                            1,300,952
                                                           ----------
           INDEPENDENT POWER PRODUCER - 2.4%
           Dynegy Holdings, Inc.
              6.875% 04/01/11                      300,000    287,625
              7.125% 05/15/18                      140,000    124,600
           Mirant North America LLC
              7.375% 12/31/13 (b)                  480,000    471,600
           MSW Energy Holdings LLC
              7.375% 09/01/10                      170,000    171,063
              8.500% 09/01/10                      325,000    338,406
           NRG Energy, Inc.
              7.250% 02/01/14                      225,000    225,281
              7.375% 02/01/16                      200,000    200,250
                                                           ----------
                                                            1,818,825
                                                           ----------
                                            Electric Total  4,330,858
                                                           ----------
                                           UTILITIES TOTAL  4,330,858
                                                           ----------
           TOTAL CORPORATE FIXED-INCOME BONDS & NOTES
             (cost of $89,375,814)                         88,968,722
                                                           ----------
           PREFERRED STOCKS - 2.6%                 SHARES
           ----------------------------------------------------------

           COMMUNICATIONS - 1.0%
           MEDIA - 1.0%
           RADIO - 1.0%
           Spanish Broadcasting System, Inc., PIK,
              10.750%                                  692    768,812
                                                           ----------
                                                              768,812
                                                           ----------
                                               Media Total    768,812
                                                           ----------
                                      COMMUNICATIONS TOTAL    768,812
                                                           ----------
           ----------------------------------------------------------
           FINANCIALS - 1.6%
           REAL ESTATE INVESTMENT TRUSTS - 1.6%
           REITS - DIVERSIFIED - 1.6%
           iStar Financial, Inc.:
              7.800%                                13,000    320,938
              7.875%                                15,007    367,671
           Sovereign Real Estate Investment
             Corp.
              12.000% (b)                          365,000    492,750
                                                           ----------
                                                            1,181,359
                                                           ----------
                       Real Estate Investment Trusts Total  1,181,359
                                                           ----------
                                          FINANCIALS TOTAL  1,181,359
                                                           ----------
           TOTAL PREFERRED STOCKS
             (cost of $1,966,480)                           1,950,171
                                                           ----------

             COMMON STOCKS - 1.2%                  SHARES VALUE ($)
             ------------------------------------------------------
             CONSUMER DISCRETIONARY - 0.2%
             HOTELS, RESTAURANTS & LEISURE - 0.1%
             Shreveport Gaming Holdings, Inc. (f)   4,862    41,327
                                                          ---------
                     Hotels, Restaurants & Leisure Total     41,327
                                                          ---------
             MEDIA - 0.1%
             Sinclair Broadcast Group, Inc.,
               Class A                             15,000   127,650
                                                          ---------
                                             Media Total    127,650
                                                          ---------
                            CONSUMER DISCRETIONARY TOTAL    168,977
                                                          ---------
             ------------------------------------------------------
             INDUSTRIALS - 0.0%
             COMMERCIAL SERVICES & SUPPLIES - 0.0%
             Fairlane Management Corp. (e)(f)(g)    8,000        --
                                                          ---------
                    Commercial Services & Supplies Total         --
                                                          ---------
                                       INDUSTRIALS TOTAL         --
                                                          ---------
             ------------------------------------------------------
             MATERIALS - 0.2%
             CHEMICALS - 0.2%
             Lyondell Chemical Co.                  5,000   121,000
                                                          ---------
                                         Chemicals Total    121,000
                                                          ---------
                                         MATERIALS TOTAL    121,000
                                                          ---------
             ------------------------------------------------------
             TELECOMMUNICATION SERVICES - 0.5%
             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
             Embarq Corp. (f)                         393    16,362
             NTL, Inc. (f)                          7,355   196,232
                                                          ---------
             Diversified Telecommunication Services Total   212,594
                                                          ---------
             WIRELESS TELECOMMUNICATION SERVICES - 0.2%
             Sprint Nextel Corp.                    7,853   166,562
                                                          ---------
               Wireless Telecommunication Services Total    166,562
                                                          ---------
                              TELECOMMUNICATION SERVICES
                                                   TOTAL    379,156
                                                          ---------
             ------------------------------------------------------
             UTILITIES - 0.3%
             INDEPENDENT POWER PRODUCERS & ENERGY
               TRADERS - 0.3%
             Dynegy, Inc., Class A (f)             13,000    68,640
             Mirant Corp. (f)                       4,780   118,926
                                                          ---------
             Independent Power Producers & Energy Traders
                                                   Total    187,566
                                                          ---------
                                         UTILITIES TOTAL    187,566
                                                          ---------
             TOTAL COMMON STOCKS
               (cost of $970,532)                           856,699
                                                          ---------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

              CONVERTIBLE BONDS - 1.1%          PAR ($) VALUE ($)
              ---------------------------------------------------
              COMMUNICATIONS - 1.1%
              TELECOMMUNICATION SERVICES - 1.1%
              TELECOMMUNICATION EQUIPMENT - 0.8%
              Nortel Networks Corp.
                 4.250% 09/01/08                645,000   610,331
                                                        ---------
                                                          610,331
                                                        ---------
              TELEPHONE-INTEGRATED - 0.3%
              NTL Cable PLC
                 8.750% 04/15/14                160,000   211,175
                                                        ---------
                                                          211,175
                                                        ---------
                       Telecommunication Services Total   821,506
                                                        ---------
                                   COMMUNICATIONS TOTAL   821,506
                                                        ---------
              TOTAL CONVERTIBLE BONDS
                (cost of $805,935)                        821,506
                                                        ---------
              MUNICIPAL BOND (TAXABLE) - 0.8%
              ---------------------------------------------------
              CALIFORNIA - 0.8%
              CA Cabazon Band Mission Indians
                 13.000% 10/01/11               575,000   567,864
                                                        ---------
                                       CALIFORNIA TOTAL   567,864
                                                        ---------
              TOTAL MUNICIPAL BOND (TAXABLE)
                (cost of $575,000)                        567,864
                                                        ---------
              WARRANTS - 0.0%                    UNITS
              ---------------------------------------------------
              COMMUNICATIONS - 0.0%
              MEDIA - 0.0%
              BROADCAST SERVICES/PROGRAMS - 0.0%
              XM Satellite Radio Holdings, Inc.
                Expires 03/15/10 (b)(f)             600     6,540
                                                        ---------
                                                            6,540
                                                        ---------
                                            Media Total     6,540
                                                        ---------
              TELECOMMUNICATION SERVICES - 0.0%
              CELLULAR TELECOMMUNICATIONS - 0.0%
              UbiquiTel, Inc.
                Expires 04/15/10 (b)(f)             525         5
                                                        ---------
                                                                5
                                                        ---------
              TELECOMMUNICATION SERVICES - 0.0%
              Jazztel PLC
                Expires 07/15/10 (e)(f)(g)          350        --
                                                        ---------
                                                               --
                                                        ---------
                       Telecommunication Services Total         5
                                                        ---------
                                   COMMUNICATIONS TOTAL     6,545
                                                        ---------

                                                 UNITS    VALUE ($)
           ----------------------------------------------------------
           INDUSTRIALS - 0.0%
           TRANSPORTATION - 0.0%
           TRANSPORTATION-TRUCKS - 0.0%
           QDI LLC
             Expires 01/15/07 (b)(e)(f)            2,041      21,859
                                                         -----------
                                                              21,859
                                                         -----------
                                    Transportation Total      21,859
                                                         -----------
                                       INDUSTRIALS TOTAL      21,859
                                                         -----------
           TOTAL WARRANTS
             (cost of $97,124)                                28,404
                                                         -----------
           SHORT-TERM OBLIGATION - 10.6%        PAR ($)
           ----------------------------------------------------------
           Repurchase agreement with State
             Street Bank & Trust Co., dated
             05/31/06, due 06/01/06 at 4.770%,
             collateralized by a U.S. Treasury
             Bond maturing 12/15/10, market
             value of $8,059,500 (repurchase
             proceeds $7,900,047)              7,899,000   7,899,000
                                                         -----------
           TOTAL SHORT-TERM OBLIGATION
             (cost of $7,899,000)                          7,899,000
                                                         -----------
           TOTAL INVESTMENTS - 135.8%
             (cost of $101,689,885) (h)                  101,092,366
           OTHER ASSETS & LIABILITIES, NET - (35.8)%     (26,666,397)
                                                         -----------
           NET ASSETS - 100.0%                            74,425,969
                                                         -----------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a)Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.
(b)Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, these securities, which do not include any illiquid securities, except for the following, amounted to $18,701,985, which represents 25.1% of net assets.

                             Acquisition
                Security        Date     Par/Units   Cost    Value
            --------------------------------------------------------
            Hollinger, Inc.:  03/05/03   $177,000  $175,897 $184,301
                              09/30/04    122,000   122,000  122,000
            QDI LLC           06/01/02      2,041        --   21,859
            UbiquiTel, Inc.   04/11/00        525    26,600        5
                                                            --------
                                                            $328,165
                                                            --------

(c)The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2006.
(d)Security purchased on a delayed delivery basis.
(e)Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(f)Non-income producing security.
(g)Security has no value.
(h)Cost for federal income tax purposes is $101,778,918.

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)


At May 31, 2006, the Fund had entered into the following forward currency exchange contracts:

              Forward
              Currency
            Contracts to          Aggregate  Settlement  Unrealized
                Sell      Value   Face Value    Date    Depreciation
            --------------------------------------------------------
                EUR      $625,118  $602,526   06/26/06    $(22,592)
                EUR       430,123   418,981   06/30/06     (11,142)
                EUR       526,420   515,444   06/30/06     (10,976)
                                                          --------
                                                          $(44,710)
                                                          --------

At May 31, 2006, the asset allocation of the Fund is as follows:

                                                        % OF
                ASSET ALLOCATION                     NET ASSETS
                -----------------------------------------------
                Corporate Fixed-Income Bonds & Notes   119.5%
                Preferred Stocks                         2.6
                Common Stocks                            1.2
                Convertible Bonds                        1.1
                Municipal Bond (Taxable)                 0.8
                Warrants                                 0.0 *
                Short-Term Obligation                   10.6
                Other Assets & Liabilities, Net        (35.8)
                                                       -----
                                                       100.0%
                                                       -----

*Rounds to less than 0.1%

                        Acronym Name
                    ----------------------------------------
                         EUR    Euro
                         PIK    Payment-In-Kind
                         REIT   Real Estate Investment Trust
                         USD    United States Dollar

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


          STATEMENT OF ASSETS AND LIABILITIES

          May 31, 2006 (Unaudited)

          ASSETS:
          Investments, at cost                           $101,689,885
                                                         ------------
          Investments, at value                           101,092,366
          Foreign currency (cost of $2,938)                     2,960
          Receivable for:
            Investments sold                                1,107,264
            Interest                                        1,932,691
            Dividends                                          14,093
            Foreign tax reclaims                                1,427
          Deferred Trustees' compensation plan                 13,715
                                                         ------------
             Total Assets                                 104,164,516
                                                         ------------

          LIABILITIES:
          Payable to custodian bank                           165,043
          Net unrealized depreciation on foreign forward
            currency contracts                                 44,710
          Payable for:
            Investments purchased on a delayed
              delivery basis                                  119,700
            Distributions                                     546,091
            Investment advisory fee                            27,965
            Transfer agent fee                                 11,447
            Pricing and bookkeeping fees                       18,159
            Custody fee                                         5,665
            Reports to shareholders                            33,129
            Interest                                          153,334
            Chief compliance officer expenses                     662
          Deferred Trustees' fees                              13,715
          Notes payable -- short-term                      15,000,000
          Notes payable -- long-term                       13,500,000
          Other liabilities                                    98,927
                                                         ------------
             Total Liabilities                             29,738,547
                                                         ------------
             Net Assets                                  $ 74,425,969
                                                         ------------

          COMPOSITION OF NET ASSETS
          Paid-in capital                                $141,302,035
          Overdistributed net investment income              (185,036)
          Accumulated net realized loss                   (66,049,621)
          Net unrealized appreciation (depreciation) on:
            Investments                                      (597,519)
            Foreign currency translations                     (43,890)
                                                         ------------
             Net Assets                                  $ 74,425,969
                                                         ------------

          Shares outstanding                               21,003,496
                                                         ------------
          Net asset value per share                      $       3.54
                                                         ------------

                                    [GRAPHIC]


STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2006 (Unaudited)

          INVESTMENT INCOME:
          Interest                                       $ 4,145,716
          Dividends                                           71,787
                                                         -----------
            Total Investment Income
            (net of foreign taxes withheld of $952)        4,217,503

          EXPENSES:
          Investment advisory fee                            327,069
          Transfer agent fee                                  21,679
          Pricing and bookkeeping fees                        47,729
          Trustees' fees                                       5,593
          Custody fee                                          7,930
          Audit fee                                           20,917
          Reports to shareholders                             22,776
          Chief compliance officer expenses (See Note 4)       2,052
          Other expenses                                      31,368
                                                         -----------
            Total Operating Expenses                         487,113
          Interest expense                                   739,928
                                                         -----------
            Total Expenses                                 1,227,041
          Fees and expenses waived or reimbursed by
            Investment Advisor                               (82,416)
          Custody earnings credit                             (1,205)
                                                         -----------
            Net Expenses                                   1,143,420
                                                         -----------
          Net Investment Income                            3,074,083
                                                         -----------

          NET REALIZED AND UNREALIZED GAIN (LOSS)
            ON INVESTMENTS AND FOREIGN CURRENCY:
          Net realized gain (loss) on:
            Investments                                   (1,669,705)
            Foreign currency transactions                    (47,165)
                                                         -----------
             Net realized loss                            (1,716,870)
                                                         -----------
          Net change in unrealized
            appreciation (depreciation) on:
            Investments                                    1,475,132
            Foreign currency translations                    (77,369)
                                                         -----------
             Net change in unrealized
             appreciation (depreciation)                   1,397,763
                                                         -----------
          Net Loss                                          (319,107)
                                                         -----------
          Net Increase in Net Assets from Operations     $ 2,754,976
                                                         -----------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


          STATEMENT OF CHANGES IN NET ASSETS


                                           (UNAUDITED)
                                            SIX MONTHS   YEAR ENDED
             INCREASE (DECREASE) IN NET       ENDED     NOVEMBER 30,
                      ASSETS:              MAY 31, 2006     2005
           ---------------------------------------------------------
           OPERATIONS
           Net investment income           $ 3,074,083  $ 6,919,330
           Net realized loss on
             investments and foreign
             currency transactions          (1,716,870)    (941,970)
           Net change in unrealized
             appreciation (depreciation)
             on investments and foreign
             currency translations           1,397,763   (4,781,563)
                                           -----------  -----------
           Net Increase from Operations      2,754,976    1,195,797
                                           -----------  -----------
           DISTRIBUTIONS DECLARED
             TO SHAREHOLDERS:
           From net investment income       (3,990,664)  (6,763,126)
                                           -----------  -----------
           Total Decrease in Net Assets     (1,235,688)  (5,567,329)
                                           -----------  -----------
           NET ASSETS
           Beginning of period              75,661,657   81,228,986
                                           -----------  -----------
           End of period                   $74,425,969  $75,661,657
                                           -----------  -----------
           Undistributed (overdistributed)
             net investment income at end
             of period                     $  (185,036) $   731,545
                                           -----------  -----------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


          STATEMENT OF CASH FLOWS

          For the Six Months Ended May 31, 2006 (Unaudited)

        INCREASE (DECREASE) IN CASH
        ---------------------------------------------------------------
        CASH FLOWS FROM OPERATING ACTIVITIES:
        Net investment income                             $  3,074,083
                                                          ------------
        Adjustments to reconcile net investment income to
          net cash provided by operating activities:
           Purchase of investment securities               (25,874,074)
           Proceeds from disposition of investment
             securities                                     26,792,351
           Proceeds from disposition of short-term
             investments, net                                  305,000
           Net realized loss due to foreign currency
             transactions                                      (47,165)
           Decrease in dividend and interest receivable          7,886
           Increase in other assets                             (3,127)
           Increase in receivable for investments sold        (115,124)
           Decrease in payable for investments purchased      (514,353)
           Increase in accrued expenses and other
             liabilities                                        25,550
           Net amortization/accretion of income                182,157
                                                          ------------
        Net cash provided by operating activities            3,833,184

        CASH FLOWS FROM FINANCING ACTIVITIES:
           Decrease in interest payable                        (77,349)
           Distributions paid in cash                       (3,990,664)
                                                          ------------
        Net cash used by financing activities               (4,068,013)
                                                          ------------
        Net decrease in cash                                  (234,829)

        CASH:
        Beginning of period                                     69,786
                                                          ------------
        End of period                                     $   (165,043)
                                                          ------------




See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:


                                        (UNAUDITED)
                                        SIX MONTHS                             ONE MONTH
                                           ENDED      YEAR ENDED NOVEMBER 30,    ENDED           YEAR ENDED OCTOBER 31,
                                          MAY 31,     ----------------------- NOVEMBER 30,   ----------------------------
                                           2006         2005         2004       2003 (A)       2003      2002       2001
-----------------------------------------             -------------------------              ------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $  3.60     $  3.87      $  3.57      $  3.51      $  2.79  $  3.51     $  4.83
                                          -------      -------      -------     -------      -------  -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                    0.15        0.33         0.34         0.02         0.29     0.38(c)     0.51
Net realized and unrealized gain (loss)
  on investments and foreign currency       (0.02)      (0.28)        0.26         0.07         0.75    (0.73)(c)   (1.26)
                                          -------      -------      -------     -------      -------  -------     -------
 Total from Investment Operations            0.13        0.05         0.60         0.09         1.04    (0.35)      (0.75)
                                          -------      -------      -------     -------      -------  -------     -------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                  (0.19)      (0.32)       (0.30)       (0.03)       (0.30)   (0.36)      (0.55)
Return of capital                              --          --           --           --        (0.02)   (0.01)      (0.02)
                                          -------      -------      -------     -------      -------  -------     -------
 Total Distributions Declared to
   Shareholders                             (0.19)      (0.32)       (0.30)       (0.03)       (0.32)   (0.37)      (0.57)
                                          -------      -------      -------     -------      -------  -------     -------
NET ASSET VALUE, END OF PERIOD            $  3.54     $  3.60      $  3.87      $  3.57      $  3.51  $  2.79     $  3.51
                                          -------      -------      -------     -------      -------  -------     -------
Market price per share                    $  3.26     $  3.15      $  3.51      $  3.50      $  3.65  $  2.79     $  3.49
                                          -------      -------      -------     -------      -------  -------     -------
Total return -- based on market
  value (d)                                  9.44%(e)   (1.63)%       9.24%       (3.40)%(e)   44.56%  (10.43)%    (14.26)%
                                          -------      -------      -------     -------      -------  -------     -------
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Operating expenses (f)                       1.07%(g)    1.37%        1.48%        1.63%(g)     1.35%    1.25%       1.31%
Interest and amortization of deferred
  debt issuance expenses                     1.97%(g)    1.42%        1.18%        1.38%(g)     2.00%    2.73%       2.98%
Total expenses (f)                           3.04%(g)    2.79%        2.66%        3.01%(g)     3.35%    3.98%       4.29%
Net investment income (f)                    8.17%(g)    8.79%        9.25%        7.82%(g)     9.18%   11.38%(c)   11.96%
Waiver/reimbursement                         0.22%(g)    0.02%          --           --           --       --          --
Portfolio turnover rate                        28%(e)      66%          80%           7%(e)       64%      54%         52%
Net assets, end of period (000's)         $74,426     $75,662      $81,229      $74,952      $73,623  $58,134     $72,353

(a)The Fund changed its fiscal year end from October 31 to November 30.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended October 31, 2002 was to increase the net investment income per share by $0.02, increase the net realized and unrealized loss per share by $0.02 and increase the ratio of net investment income to average net assets from 10.92% to 11.38%. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.
(d)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(e)Not annualized.
(f)The benefits derived from custody credits had an impact of less than 0.01%.
(g)Annualized.

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]

Selected data for a share outstanding throughout each period is as follows:

                                                                           YEAR ENDED OCTOBER 31,
                                                             -------------------------------------------------
                                                               2000       1999       1998      1997      1996
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  5.97   $   6.20   $   7.27   $   6.89  $  6.62
                                                             -------   --------   --------   --------  -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.67       0.70       0.70       0.70     0.70
Net realized and unrealized gain (loss) on investments and
  foreign currency                                             (1.10)     (0.23)     (1.08)      0.38     0.26
                                                             -------   --------   --------   --------  -------
 Total from Investment Operations                              (0.43)      0.47      (0.38)      1.08     0.96
                                                             -------   --------   --------   --------  -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                     (0.69)     (0.70)     (0.69)     (0.70)   (0.69)
In excess of net investment income                             (0.02)        --         --         --       --
                                                             -------   --------   --------   --------  -------
 Total Distributions Declared to Shareholders                  (0.71)     (0.70)     (0.69)     (0.70)   (0.69)
                                                             -------   --------   --------   --------  -------
NET ASSET VALUE, END OF PERIOD                               $  4.83   $   5.97   $   6.20   $   7.27  $  6.89
                                                             -------   --------   --------   --------  -------
Market price per share                                       $  4.63   $   5.63   $   6.81   $   7.56  $  7.13
                                                             -------   --------   --------   --------  -------
Total return -- based on market value (a)                      (6.12)%    (7.89)%    (0.74)%    16.97%   14.62%
                                                             -------   --------   --------   --------  -------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (b)                                          0.92%      0.89%      0.88%      0.89%    0.98%
Interest and amortization of deferred debt issuance expenses    2.79%      2.48%      2.11%      1.96%    2.07%
Total expenses (b)                                              3.71%      3.37%      2.99%      2.85%    3.05%
Net investment income (b)                                      11.88%     10.82%      9.70%      9.63%   10.11%
Portfolio turnover rate                                           42%        44%        69%        92%      92%
Net assets, end of period (000's)                            $98,333   $121,018   $124,480   $107,774  $99,925

(a)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(b)The benefits derived from custody credits had an impact of less than 0.01%, except for the year ended October 31, 1997 which had a 0.01% impact.

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


          NOTES TO FINANCIAL STATEMENTS

          May 31, 2006 (Unaudited)

NOTE 1. ORGANIZATION

Colonial Intermediate High Income Fund (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

INVESTMENT GOAL

The Fund seeks high current income and total return by investing primarily in high yield fixed income securities in lower-rated categories.

FUND SHARES

The Fund may issue an unlimited number of shares.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. If a security is valued at "fair value", such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a

                                    [GRAPHIC]


          NOTES TO FINANCIAL STATEMENTS (continued)

          May 31, 2006 (Unaudited)

future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Forward currency contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward currency contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts.

REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

DELAYED DELIVERY SECURITIES

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

FOREIGN CURRENCY TRANSACTIONS

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on ex-date. Net realized capital gains, if any, are distributed at least annually.

STATEMENT OF CASH FLOWS

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


          NOTES TO FINANCIAL STATEMENTS (continued)

          May 31, 2006 (Unaudited)

amount included within the Fund's Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short-term investments.

NOTE 3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended November 30, 2005 was as follows:

                                                NOVEMBER 30,
                                                   2005
                                               ------------
                   Distributions paid from:
                      Ordinary Income           $6,763,126
                      Long-Term Capital Gains           --

Unrealized appreciation and depreciation at May 31, 2006, based on cost of investments for federal income tax purposes, was:

                    Unrealized appreciation     $ 2,113,076
                    Unrealized depreciation      (2,799,628)
                                                -----------
                    Net unrealized depreciation $  (686,552)
                                                -----------

The following capital loss carryforwards, determined as of November 30, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue
Code:

                            YEAR OF     CAPITAL LOSS
                            EXPIRATION   CARRYFORWARD
                          ------------ --------------
                              2006....  $   410,216
                              2007....   10,437,671
                              2008....   22,694,029
                              2009....   23,203,433
                              2010....    6,431,055
                              2013....      796,437
                                        -----------
                                        $63,972,841
                                        -----------

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

INVESTMENT ADVISORY FEE

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee at the annual rate of 0.65% of the Fund's average weekly net assets.

In addition, the Fund shall pay Columbia a monthly fee of 20% of the Fund's monthly "leverage income" (as that term is defined in the management contract). Columbia has voluntarily agreed to waive this fee. In the event that the Fund's monthly leverage income is less than zero, then Columbia shall pay the Fund 20% of the Fund's monthly leverage income.

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays State Street the total fees collected under the pricing and bookkeeping agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee, exclusive of out-of-pocket expenses and charges, shall not exceed $140,000.

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended May 31, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.127% of the Fund's average daily net assets.

CUSTODY CREDITS

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

                                    [GRAPHIC]


          NOTES TO FINANCIAL STATEMENTS (continued)

          May 31, 2006 (Unaudited)


OTHER

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended May 31, 2006, the Fund paid $1,205 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PORTFOLIO INFORMATION

For the six months ended May 31, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $25,874,074 and $26,792,351, respectively.

NOTE 6. LOAN AGREEMENT

At May 31, 2006, the Fund had term loans and a revolving loan outstanding with State Street, totaling $28,500,000. The term loans are comprised of a $15,000,000 loan which bears interest at 5.08% per annum, due August 25, 2006 and a $7,000,000 loan which bears interest at 5.20% per annum, due August 24, 2007. The revolving loan is a $6,500,000 floating rate loan, maturing on August 25, 2006. Interest is charged at a rate per annum equal to the London Interbank Offered Rate plus 0.80%. The interest rate at May 31, 2006 was 5.42%. For the six months ended May 31, 2006, the average daily loan balance was $28,500,000 at a weighted average interest rate of 5.26%. The Fund is subject to certain covenants including, but not limited to, requirements with respect asset coverage, portfolio diversification and liquidity.

NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

FOREIGN SECURITIES

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

HIGH-YIELD SECURITIES

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

INDUSTRY FOCUS

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

LEGAL PROCEEDINGS

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and

                                    [GRAPHIC]


          NOTES TO FINANCIAL STATEMENTS (CONTINUED)

          May 31, 2006 (Unaudited)

approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, the market price of the shares could decline.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trust and the Columbia Acorn Trust. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 36(a) of the ICA were not dismissed.


On March 21, 2006, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

                                    [GRAPHIC]


          LOAN AGREEMENT ASSET COVERAGE REQUIREMENTS




                                            ASSET COVERAGE
                               TOTAL AMOUNT PER $1,000 OF
                        DATE   OUTSTANDING   INDEBTEDNESS
                      ------------------------------------
                      05/31/06 $28,500,000      $3,611
                      11/30/05  28,500,000       3,655
                      11/30/04  29,500,000       3,754
                      11/30/03  28,500,000       3,630
                      10/31/03  28,500,000       3,583
                      10/31/02  24,500,000       3,373
                      10/31/01  30,500,000       3,372
                      10/31/00  47,300,000       3,079
                      10/31/99  47,300,000       3,558
                      10/31/98  47,300,000       3,632
                      10/31/97  27,400,000       4,933
                      10/31/96  27,400,000       4,647

                                    [GRAPHIC]


SHAREHOLDER MEETING RESULTS


RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On May 24, 2006, the Annual Meeting of Shareholders of the Fund was held to consider re-election of Trustees. On March 10, 2006, the record date for the Meeting, the Fund had 21,003,496 common shares outstanding. The votes cast were as follows:

ELECTION OF TRUSTEES:

The shareholders re-elected the following Trustees as follows:

                                            For     Withheld
                    ----------------------------------------
                    Janet Langford Kelly 18,841,863 396,411
                    Douglas A. Hacker    18,845,577 392,697
                    John J. Neuhauser    18,836,834 401,440

The terms of office of Patrick J. Simpson, Thomas E. Stitzel, Thomas C. Theobold, Anne-Lee Verville, Richard W. Lowry, William E. Mayer, Charles R. Nelson and Richard L. Woolworth continued after the Meeting.

                                    [GRAPHIC]


          DIVIDEND REINVESTMENT PLAN


COLONIAL INTERMEDIATE HIGH INCOME FUND

The Fund generally distributes net investment income monthly and capital gains annually. Under the Fund's Dividend Reinvestment Plan (the "Plan") all distributions will be reinvested automatically in additional shares of the Fund, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. The aggregate market value of the shares may constitute income to shareholders for federal income tax purposes. However, if the market price of the shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares.

All Plan accounts receive written confirmations of all transactions. Shares purchased under the Plan are held in uncertificated form. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

Fees and expenses of the Plan other than brokerage charges will be paid by the Fund. No brokerage charges are incurred on shares issued directly by the Fund. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan agent. The Plan may be amended or terminated on 90 days written notice to the Plan participants. Contact the Plan Agent for additional information regarding the Plan. All correspondence concerning the Plan should be directed to Computershare, the Plan agent, by mail at P.O. Box 43010, Providence, RI 02940-3010 or by phone at 1-800-730-6001.

[LOGO]
Transfer Agent
Important Information About This Report
The Transfer Agent for Colonial Intermediate High Income Fund is:

Computershare
P.O. Box 43010
Providence, RI 02940-3010


The fund mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-730-6001. In addition, representatives at that number can provide shareholders information about the fund.

Financial advisors who want additional information about the fund may speak to a representative at 800-426-3750.

A description of the fund's proxy voting policies and procedures is available
(i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-730-6001. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available at www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Annual Certifications -- As required, on June 21, 2006, the fund submitted to the New York Stock Exchange ("NYSE") the annual certification of the fund's Chief Executive Officer certifying that he is not aware of any violation of the NYSE's Corporate Governance listing standards. The fund also has included the certifications of the fund's Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to the fund's Form N-CSR filed with the Securities and Exchange Commission for the annual period.

This report has been prepared for shareholders of Colonial Intermediate High Income Fund.

                                    [GRAPHIC]


COLONIAL INTERMEDIATE HIGH INCOME FUND
                                                              SEMIANNUAL REPORT

                                            SHC-44/111605-0506 (07/06) 06/26839

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                                        Registrant Purchases of Equity Securities*
                             -----------------------------------------------------------------
                                                             (c)
                                                       Total Number of            (d)
                                 (a)         (b)     Shares Purchased as   Maximum Number of
                             Total Number  Average    Part of Publicly    Shares that May Yet
                              of Shares   Price Paid   Announced Plans    Be Purchased Under
Period                        Purchased   Per Share      or Programs     the Plans or Programs
------                       ------------ ---------- ------------------- ---------------------
12/01/05 through 12/31/05...    17,089      $3.20           17,089                N/A
01/01/06 through 01/31/06...    36,005      $3.46           36,005                N/A
02/01/06 through 02/28/06...    16,118      $3.36           16,118                N/A
03/01/06 through 03/31/06...    16,777      $3.24           16,777                N/A
04/01/06 through 04/30/06...    16,300      $3.33           16,300                N/A
05/01/06 through 05/31/06...    16,100      $3.35           16,100                N/A
                               -------      -----          -------                ---
Total.......................   118,389      $3.34          118,389                N/A
                               -------      -----          -------                ---

--------
* Includes shares purchased by the Dividend Reinvestment Agent pursuant to the Registrant's Dividend Reinvestment Plan.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             Colonial Intermediate High Income Fund
             ---------------------------------------------------

By (Signature and Title) /S/ Christopher L. Wilson
                         ---------------------------------------
                         Christopher L. Wilson, President

Date                     July 27, 2006
     -----------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /S/ Christopher L. Wilson
                         ---------------------------------------
                         Christopher L. Wilson, President

Date                     July 27, 2006
     -----------------------------------------------------------

By (Signature and Title) /S/ J. Kevin Connaughton
                         ---------------------------------------
                         J. Kevin Connaughton, Treasurer

Date                     July 27, 2006
     -----------------------------------------------------------